COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 406,912	$ 515,515	$ 577,092
Professional fees	4,494,789	4,594,601	2,091,132
Advertising and publicity	1,148,460	1,039,542	1,113,883
Taxes	3,381,423	2,804,450	3,019,628
Maintenance, security and services	4,116,826	4,261,597	3,549,777
Rent	78,477	108,753	106,332
Others	1,728,692	2,250,540	5,105,244
Total	$ 15,355,579	$ 15,574,998	$ 15,563,088